Inventories - Changes of the allowances for losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories, net
Opening balance	$ (109,549)	$ (131,526)	$ (86,938)
(Additions) reversals, net	(58,437)	(9,748)	(44,191)
Increase due to business combination	(2,837)
Foreign currency translation	(1,449)	(122)	371
Effect of change of control in subsidiaries	0	20,075
Other	44,610	11,772	(768)
Closing balance	$ (127,662)	$ (109,549)	$ (131,526)